Other Operating Income (Expenses), Net (Tables)	12 Months Ended
Jun. 30, 2024
Other Operating Income (Expenses), Net [Abstract]
Schedule of Other Operating Income (Expenses), Net
	2024	2023	2022
Income (loss) on sale of PPE	(212)	(3,605)	2,652
Expenses with acquisitions of new businesses (i)	-	(2,248)	(2,093)
Provision for legal claims	437	(2,127)	(19)
Agricultural insurance claims (ii)	-	-	8,708
Agricultural losses (iii)	-	(2,525)	-
Donations to BrasilAgro Institute (vii)	(3,000)	(8,500)	-
Gain from indemnities (iv)	-	7,526	7,763
Warrants and restricted shares (v)	(1,859)	6,232	(2,883)
Impairment on investment (viii)	-	(4,865)	-
Other (vi)	(793)	(937)	(299)
	(5,427)	(11,049)	13,829
(i)	Refers to expenses with commission on lease agreements.
(ii)	On October 13, 2021, the subsidiary Palmeiras S.A. received indemnification in the amount of R$8,708, corresponding to the multiple-risk agricultural policy for the 2020/21 crop year, which covers possible losses in soybean and corn production. The losses were caused by the severe drought that occurred in the first half of 2021, which affected the region of Mariscal Estigarribia, in Boquerón, where the company’s farm is located. The indemnification was paid in full, with no amounts left to receive.
(iii)	Basically, it refers to operating losses in sugarcane harvesting due to adverse climate conditions in the subsidiary Yuchan.
(iv)	Indemnity received due to the early settlement under the Agrifirma agreement (Note 20.b).
(v)	The gains and losses reflect the residual liabilities from the acquisition of Agrifirma, measured at fair value. The liabilities correspond to a number of warrants and restricted shares (Note 19), which may vary and, therefore, are classified as financial instruments, recognized as liabilities and measured at fair value based on the Company’s share price.
(vi)	Of the balance shown, R$1,950 refers to taxes (PIS and Cofins) on indemnity gains.
(vii)	Non-profit organization of the Brasilagro group that coordinates all social initiatives of the Company.
(viii)	Refers to the impairment determined during the Agrofy investment period.